EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2019
EQUITY METHOD INVESTMENT
EQUITY METHOD INVESTMENT

4.   EQUITY METHOD INVESTMENT

As of December 31, 2018 and 2019, the Group’s investments accounted for under the equity method totaled nil and HK$6,166 thousand, respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.